Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of common stock outstanding roll forward	Common shares

In millions	As at December 31,	2023	2022	2021
Issued common shares		643.8	672.4	702.0
Common shares in Share Trusts		(1.1)	(1.4)	(1.1)
Outstanding common shares		642.7	671.0	700.9

Schedule of activity under share repurchase programs

In millions, except per share data	Year ended December 31,	2023	2022	2021
Number of common shares repurchased		29.1	30.2	10.3
Weighted-average price per share (1)		$156.37	$156.00	$153.69
Amount of repurchase (1)		$4,551	$4,709	$1,582
(1)Includes brokerage fees.

Schedule of activity of purchases and settlements by share trusts
Share purchases

In millions, except per share data	Year ended December 31,	2023	2022	2021
Share purchases by Share Units Plan Share Trusts
Number of common shares		—	0.5	—
Weighted-average price per share		$—	$170.85	$—
Amount of purchase		$—	$81	$—
Share purchases by ESIP Share Trusts
Number of common shares		0.2	0.2	0.2
Weighted-average price per share		$156.89	$155.53	$142.90
Amount of purchase		$28	$24	$26
Total purchases		$28	$105	$26

Share settlements

In millions, except per share data	Year ended December 31,	2023	2022	2021
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.3	0.2	0.2
Weighted-average price per share		$122.08	$88.23	$88.23
Amount of settlement		$31	$15	$20
Share settlements by ESIP Share Trusts
Number of common shares		0.2	0.2	0.2
Weighted-average price per share		$151.32	$141.60	$128.40
Amount of settlements		$23	$23	$18
Total settlements		$54	$38	$38